Cover Page	Oct. 28, 2020
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	ARROW FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	NY
Entity File Number	0-12507
Entity Tax Identification Number	22-2448962
Entity Address, Address Line One	250 Glen Street
Entity Address, City or Town	Glens Falls
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12801
City Area Code	518
Local Phone Number	745-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $1.00 per share
Trading Symbol	AROW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000717538
Amendment Flag	false
Document Period End Date	Oct. 28, 2020